Annual Fund Operating Expenses - Pioneer Core Equity Fund	May 01, 2021
Pioneer Core Equity Fund: Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.90%
Pioneer Core Equity Fund: Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.70%
Pioneer Core Equity Fund: Class K
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.56%
Pioneer Core Equity Fund: Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.24%
Pioneer Core Equity Fund: Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.67%